SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Intangible Assets (Details) - 12 months ended Dec. 31, 2016 RUB in Millions, $ in Millions	USD ($)	RUB
Restricted Cash and Investments [Abstract]
Restricted cash	$ 9.5	RUB 578
Minimum
Intangible assets with definite lives
Estimated useful lives	1 year
Maximum
Intangible assets with definite lives
Estimated useful lives	10 years
Weighted average
Intangible assets with definite lives
Estimated useful lives	5 years 2 months 12 days
Content and software | Minimum
Intangible assets with definite lives
Estimated useful lives	1 year
Content and software | Maximum
Intangible assets with definite lives
Estimated useful lives	10 years
Customer relationships | Minimum
Intangible assets with definite lives
Estimated useful lives	5 years
Customer relationships | Maximum
Intangible assets with definite lives
Estimated useful lives	10 years
Patents and licenses
Intangible assets with definite lives
Estimated useful lives	6 years 9 months 18 days
Non-compete agreements | Minimum
Intangible assets with definite lives
Estimated useful lives	2 years
Non-compete agreements | Maximum
Intangible assets with definite lives
Estimated useful lives	5 years
Trade names and domain names | Minimum
Intangible assets with definite lives
Estimated useful lives	7 years
Trade names and domain names | Maximum
Intangible assets with definite lives
Estimated useful lives	10 years
Workforce
Intangible assets with definite lives
Estimated useful lives	4 years
Other technologies and licenses
Intangible assets with definite lives
Estimated useful lives	5 years